Intangible Assets, Net - Schedule of Estimated Aggregate Amortization Expense (Details) - Dec. 31, 2021	CNY (¥)	USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2022	¥ 9,296,919	$ 1,458,889
2023	8,964,793	1,406,772
2024	8,830,200	1,385,651
2025	8,402,997	1,318,614
2026	8,153,147	1,279,407
Thereafter	¥ 33,169,422	$ 5,205,007